Report of Independent
Registered Public Accounting
Firm

To the Board of Trustees of
Vanguard Windsor Funds and
Shareholders of
Vanguard Windsor Fund
Vanguard Windsor II Fund

In planning and performing our
audits of the financial statements of
Vanguard Windsor Fund and
Vanguard Windsor II Fund
(constituting Vanguard Windsor
Funds, hereafter collectively
referred to as the "Funds") as of and
for the year ended October 31, 2025,
in accordance with the standards of
the Public Company Accounting
Oversight Board (United States)
(PCAOB), we considered the Funds'
internal control over financial
reporting, including controls over
safeguarding securities, as a basis
for designing our auditing
procedures for the purpose of
expressing our opinion on the
financial statements and to comply
with the requirements of Form N-
CEN, but not for the purpose of
expressing an opinion on the
effectiveness of the Funds' internal
control over financial reporting.
Accordingly, we do not express an
opinion on the effectiveness of the
Funds' internal control over
financial reporting.

The management of the Funds is
responsible for establishing and
maintaining effective internal
control over financial reporting.  In
fulfilling this responsibility,
estimates and judgments by
management are required to assess
the expected benefits and related
costs of controls.  A company's
internal control over financial
reporting is a process designed to
provide reasonable assurance
regarding the reliability of financial
reporting and the preparation of
financial statements for external
purposes in accordance with
generally accepted accounting
principles.  A company's internal
control over financial reporting
includes those policies and
procedures that (1) pertain to the
maintenance of records that, in
reasonable detail, accurately and
fairly reflect the transactions and
dispositions of the assets of the
company; (2) provide reasonable
assurance that transactions are
recorded as necessary to permit
preparation of financial statements
in accordance with generally
accepted accounting principles, and
that receipts and expenditures of the
company are being made only in
accordance with authorizations of
management and directors of the
company; and (3) provide
reasonable assurance regarding
prevention or timely detection of
unauthorized acquisition, use or
disposition of a company's assets
that could have a material effect on
the financial statements.

Because of its inherent limitations,
internal control over financial
reporting may not prevent or detect
misstatements.  Also, projections of
any evaluation of effectiveness to
future periods are subject to the risk
that controls may become
inadequate because of changes in
conditions, or that the degree of
compliance with the policies or
procedures may deteriorate.

A deficiency in internal control over
financial reporting exists when the
design or operation of a control does
not allow management or
employees, in the normal course of
performing their assigned functions,
to prevent or detect misstatements
on a timely basis.  A material
weakness is a deficiency, or a
combination of deficiencies, in
internal control over financial
reporting, such that there is a
reasonable possibility that a
material misstatement of the
company's annual or interim
financial statements will not be
prevented or detected on a timely
basis.

Our consideration of the Funds'
internal control over financial
reporting was for the limited
purpose described in the first
paragraph and would not
necessarily disclose all deficiencies
in internal control over financial
reporting that might be material
weaknesses under standards
established by the PCAOB.
However, we noted no deficiencies
in the Funds' internal control over
financial reporting and its
operation, including controls over
safeguarding securities, that we
consider to be a material weakness
as defined above as of October 31,
2025.

This report is intended solely for the
information and use of the Board of
Trustees of Vanguard Windsor
Funds and the Securities and
Exchange Commission and is not
intended to be and should not be
used by anyone other than these
specified parties.



/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 19, 2025